Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Trading Symbol	TGH
Entity Registrant Name	TEXTAINER GROUP HOLDINGS LTD
Entity Central Index Key	0001413159
Current Fiscal Year End Date	--12-31